Fair Value Measurements - Schedule of Derivative Liability Valuation Inputs (Details)	Mar. 30, 2025	Dec. 29, 2024
Coupon rate [Member] | July 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	12	12
Coupon rate [Member] | September 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	7	7
Conversion rate [Member] | July 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	595.24	595.24
Conversion rate [Member] | September 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	467.84	467.84
Conversion price [Member] | July 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	1.68	1.68
Conversion price [Member] | September 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	2.14	2.14
Common stock price [Member] | July 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	1.54	1.81
Common stock price [Member] | September 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	1.54	1.81
Dividend yield [Member] | July 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	0	0
Dividend yield [Member] | September 2024 Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	0	0